CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Text Block]
6.	NOTE PAYABLE

The Company entered into two Securities Purchase Agreements with Dominion Capital pursuant to which the Company issued a 12% Promissory Note in the principal amount of $2,850 due and payable on December 23, 2015 in cash or stock or a combination at the Company’s option. The Notes Payable can be prepaid at any time equal to 110% of the principal and guaranteed interest.

The February 23, 2015 Note contains certain customary Events of Default and if triggered the interest rate on the Note shall equal to the lesser of 24% per annum or the maximum rate permitted under state law at the time of the default.

The Notes Payable are secured by the Company’s rights, title and interest in and to that certain Asset Purchase Agreement, dated November 7, 2014, by and among the Company, Regenicin, Inc., Clark Corporate Law Group, LLP, and Gordon & Rees, LLP and that certain Option Agreement, dated November 7, 2014, by and between the Company and Lonza Walkersville.

As part of the financing, Dominion received 8,333 shares of the Company’s restricted common stock valued at $102 and recorded as deferred financing on the balance sheet and will be amortized over the term of the loan.

Convertible Debt [Member]
Debt Disclosure [Text Block]
8.	CONVERTIBLE DEBT

The following summarize the Company’s convertible debt obligations:

Convertible promissory notes
		Stated		Principal Balance Outstanding
		Interest		As of December 31,
Issue Date	Maturity Date	Rate	Conversion Terms	2014	2013
6/5/2013	12/2/2013	6.0%	Fixed at $3.00	—	$20
11/4/2012	5/3/2013	6.0%	Fixed at $1.50	—	10
8/23/2012	2/19/2013	6.0%	Fixed at $2.25	—	50
11/2012	On Demand	None	Refundable excess payment	—	1
6/6/2011	6/6/2013	5.0%	Variable at $6.00	—	10
4/11/2011	4/11/2013	5.0%	Variable at $6.00	—	25
5/1/2011	5/1/2013	5.0%	Fixed at $15.00	—	4
4/1/2011	4/1/2013	5.0%	Fixed at $15.00	—	4
Total convertible promissory notes				$—	$124

During 2014, all the convertible promissory notes consisting of $115 in principal and $14 in accrued interest were converted into approximately 46,253 shares of common stock and $9 in principal and $1 in accrued interest were paid in full to the note holders.

8% Senior convertible debentures
		Stated		Principal Balance Outstanding
	Maturity	Interest		As of December 31,
Issue Date	Date	Rate	Conversion Terms	2014	2013
10/2/2013	10/2/2014	8.0%	Variable conversion price	$—	$1,789
9/6/2013	9/6/2014	8.0%	Variable conversion price	—	1,544
Total principal				—	3,333
Discount on convertible promissory notes				—	(2,401)
8% senior convertible debentures, net				$—	$932

During 2014, all the 8% senior convertible debentures consisting of $3,333 in principal and $125 of accrued interest converted into approximately 576,487 shares of common stock of the Company. Amortization of the discount through the date of conversion totaled $582 was recorded as other expense. A loss on conversion of the debt of $1,250 was also recorded as other expense as a result of the fair value the Company’s common stock at conversion exceeding the fair value of the debt, net of amortized discount and including the associated derivative liability.

2013 Restructuring of Certain Convertible Debentures and Related Warrants

In February 2013, the Company completed a series of transactions related to the restructuring of certain convertible debentures and related warrants that were in default. As a result, the Company executed two separate amended and restated Convertible Promissory Notes in the amounts of $375 and $187 (the “New Notes”), respectively, payable to Dominion Capital, LLC. The Company had defaulted on Promissory Notes issued in 2011 to certain individual investors in the total aggregate amount of $375 (the “Old Notes”), and related cashless warrants in the amount of $500. Dominion capital paid $563 to acquire the Old Notes, and as part of the transaction all of the related warrants were retired, inclusive of a $38 payment from the Company to certain warrant holders. The Old Notes and Related warrants had a conversion feature equal to a 66.6% floorless discount to a ‘Next Equity Financing’, defined as a financing where equity, or debt that was convertible into common stock, with a fixed price conversion feature. Such financing occurred, and as a result, $375 in notes became immediately convertible at a price of $2.25/share, equal to 166,667 common shares. The $188 was also priced at $2.25/share, however the note was not convertible for 6 months and the Company retained an option to repurchase this note at any time until maturity. The $188 note was converted into 83,333 common shares in July 2013.

January 2013 Convertible Promissory Note Amendment

In January 2013, the Company executed an amendment to a Convertible Promissory Note payable to Dominion Capital, LLC or its registered assigns (the “Dominion Note”), dated November 14, 2012, providing for an increase in the purchase price for such note from $600 to $2,000 to be disbursed in tranches through April 2013. The Dominion Note carried a stated interest rate of 10% per annum until paid in full and was convertible into shares of the Company’s common stock, subject to certain restrictions, at a price of $15.00 per share. The Dominion Note was amended to provide for an extended amortization schedule with a final maturity date of October 2013. The Company had the option to pay the Dominion Note in cash or stock at its discretion, subject to certain conditions. The Company received all $600 from the initial agreement in 2012, and received additional funding in 2013. The extended amortization schedule provided for payments of $200 to $250 every 2 weeks until the end of April 2013. The amended notes were converted in 2013 into 627,537 common shares.